SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 3,975	$ 363
Acquisitions	262	3,915
Amortization	(143)	(111)	$ (149)
Foreign currency exchange adjustments	(371)	(192)
Ending balance	3,723	3,975	363
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	1,011
Acquisitions		1,057
Amortization
Foreign currency exchange adjustments	(84)	(46)
Ending balance	927	1,011
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	2,041
Acquisitions		2,213
Amortization	(90)	(64)
Foreign currency exchange adjustments	(155)	(108)
Ending balance	1,796	2,041
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	923	363
Acquisitions	262	645
Amortization	(53)	(47)
Foreign currency exchange adjustments	(132)	(38)
Ending balance	$ 1,000	$ 923	$ 363